Secured Debt and Credit Facilities, Current & Long Term Debt Table (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Revolving credit facility	$ 0	$ 0
Other notes payable	4.7	4.7
Total	4.7	4.7
Less - current portion of secured debt and credit facilities	(1.7)	(1.3)
Long-term secured debt and credit facilities	$ 3.0	$ 3.4